Portfolio of Investments
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #2
Series 2021B (Mandatory Put 12/01/31)
12/01/2051	4.000%	4,000,000	5,031,608
Alaska 0.2%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2038	4.000%	1,000,000	1,213,445
06/01/2039	4.000%	1,000,000	1,208,363
Total			2,421,808
Arizona 1.8%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2037	5.000%	1,000,000	1,095,606
01/01/2038	5.000%	675,000	738,076
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	10,103,711
City of Phoenix Civic Improvement Corp.(a)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2036	5.000%	3,500,000	4,459,966
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	3,191,635
Total			19,588,994
California 17.0%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,165,657
04/01/2029	5.000%	1,650,000	1,921,110
04/01/2030	5.000%	1,700,000	1,976,772
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	6,001,742
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,719,649
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,161,640
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,843,112
California School Finance Authority(b)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	175,000	207,557
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	1,910,000	2,200,726
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	5,840,605
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2028	5.250%	9,225,000	10,265,175
11/01/2029	5.000%	5,000,000	5,535,807
11/01/2031	5.500%	2,930,000	3,273,252
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,479,191
California State Public Works Board(c)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	1,040,000	1,358,716
Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,726,841
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,657,340
Series 2017
05/15/2033	5.000%	1,350,000	1,656,946
05/15/2034	5.000%	1,000,000	1,225,473
05/15/2035	5.000%	2,200,000	2,691,880
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,267,463
11/15/2031	5.000%	1,000,000	1,185,287
11/15/2032	5.000%	1,610,000	1,909,062
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,142,606
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,795,514
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	9,000,000	9,425,425
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,160,259
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,655,841
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,692,383
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,507,292
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,729,947
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,896,791
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,520,000	3,015,844
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	23,906,263
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Revenue Bonds
Series 2019E
05/01/2037	5.000%	450,000	569,527
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	22,207,298
San Jose Financing Authority
Prerefunded 06/01/23 Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,447,278
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,662,321
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,906,459
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,172,800
09/01/2033	5.000%	1,250,000	1,464,105
Total			188,628,956

2	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 3.0%
City & County of Denver Airport System
Prerefunded 11/15/22 Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,625,579
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,491,538
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,258,892
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	2,158,989
12/01/2028	5.000%	1,000,000	1,151,037
12/01/2030	5.000%	1,400,000	1,600,625
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2036	5.000%	1,200,000	1,573,610
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,751,746
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,398,923
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	3,982,497
Total			32,993,436
Connecticut 0.3%
State of Connecticut
Unlimited General Obligation Bonds
Series 2019A
04/15/2036	5.000%	2,200,000	2,814,010
District of Columbia 4.1%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,570,259
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,700,000	4,268,186
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2030	5.000%	2,500,000	3,344,580
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2034	5.000%	1,000,000	1,291,732
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	20,648,373
10/01/2025	0.000%	7,500,000	7,298,020
10/01/2026	0.000%	5,000,000	4,794,432
Total			45,215,582
Florida 5.6%
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	469,521
County of Broward Airport System(a)
Revenue Bonds
Series 2019A
10/01/2038	5.000%	2,250,000	2,872,008
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,572,272
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,347,672
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,336,455
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	1,014,920
Florida Development Finance Corp.(b)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2030	4.000%	470,000	517,312

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,346,629
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,837,247
10/01/2032	5.000%	2,300,000	2,637,901
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,483,353
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	6,818,503
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	6,037,899
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,834,318
05/15/2037	5.000%	1,500,000	1,771,517
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,437,334
08/01/2027	5.000%	2,500,000	2,936,857
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,899,221
School District of Broward County
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,512,173
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	3,026,725
Southeast Overtown Park West Community Redevelopment Agency(b)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,219,063
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,786	82,672
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,751,331
Total			62,762,903
Georgia 1.0%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General - Subordinated Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,224,423
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,202,844
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,044,814
Georgia State Road & Tollway Authority(b),(d)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	2,006,749
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	625,000	584,864
Total			11,063,694
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,100,000	1,823,001
Illinois 9.8%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2021A
12/01/2038	5.000%	1,200,000	1,547,268
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,819,645

4	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,371,956
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	11,967,953
City of Chicago
Unlimited General Obligation Bonds
Series 2015A
01/01/2023	5.000%	5,000,000	5,317,024
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2017B
01/01/2033	5.000%	2,500,000	3,038,685
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,538,213
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,603,452
University of Chicago
Series 2021A
10/01/2038	5.000%	1,400,000	2,149,094
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	14,188,322
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	11,062,772
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,695,652
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,999,676
01/01/2033	5.000%	2,000,000	2,220,838
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2042	4.000%	2,000,000	2,326,282
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	2,185,000	2,639,702
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	11,052,805
Series 2014
02/01/2031	5.250%	5,000,000	5,581,396
Series 2020C
05/01/2030	5.500%	1,500,000	2,018,136
Series 2021A
03/01/2038	4.000%	3,000,000	3,599,234
Total			108,738,105
Indiana 1.1%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,602,137
City of Whiting(a)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,600,000	1,945,495
Indiana Municipal Power Agency
Revenue Bonds
Series 2019A
01/01/2037	5.000%	6,990,000	8,889,282
Total			12,436,914
Iowa 0.3%
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,626,877
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,708,912
Louisiana 0.9%
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010 (Mandatory Put 06/01/22)
12/01/2040	4.000%	9,320,000	9,599,775

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.7%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,637,015
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	567,834
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,512,916
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,296,409
Total			19,014,174
Massachusetts 4.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	12,550,763
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,101,272
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,224,587
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,909,271
08/15/2032	5.000%	4,120,000	4,808,367
08/15/2033	5.000%	3,000,000	3,497,336
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,981,379
10/01/2035	5.000%	2,000,000	2,491,207
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,506,905
10/01/2036	5.000%	4,600,000	5,295,327
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,166,929
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,107,422
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,070,855
Total			46,711,620
Michigan 2.3%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2038	5.000%	750,000	934,597
04/01/2039	5.000%	600,000	745,809
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,094,532
07/01/2027	5.250%	1,500,000	1,570,899
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	905,366
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,787,019
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,840,527
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,132,330
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,556,745

6	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	4,096,889
Total			25,664,713
Minnesota 1.8%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,328,011
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2027	5.000%	1,785,000	2,151,821
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	164,134
08/01/2034	5.000%	125,000	136,664
08/01/2035	5.000%	140,000	152,935
County of Rice(b)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A Escrowed to Maturity
08/01/2022	5.000%	720,000	753,371
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	1,500,000	1,645,393
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,310,487
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,543,847
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,180,588
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,060,245
Total			20,427,496
Mississippi 0.5%
County of Warren
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,625,000	1,685,136
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,128,575
Total			5,813,711
Missouri 2.3%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,237,342
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,436,624
02/01/2029	5.000%	5,975,000	6,557,680
Kansas City Industrial Development Authority(a)
Revenue Bonds
Kansas City International Airport
Series 2019 (AGM)
03/01/2035	5.000%	3,000,000	3,783,629
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	3,110,496
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,349,888
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,005,000	1,091,558
Total			25,567,217

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.2%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,663,119
Nevada 0.6%
City of Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,413,508
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,219,814
09/01/2033	5.000%	1,000,000	1,214,299
State of Nevada Department of Business & Industry(b)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	660,000	737,150
Total			6,584,771
New Jersey 4.2%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	945,406
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,319,456
New Jersey Economic Development Authority
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2038	4.000%	600,000	721,355
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	6,347,295
New Jersey Transportation Trust Fund Authority(d)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,730,807
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority(c)
Refunding Revenue Bonds
Series 2022AA
06/15/2038	5.000%	1,000,000	1,262,088
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,891,636
Revenue Bonds
Series 2020AA
06/15/2038	4.000%	1,000,000	1,199,514
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	5,602,761
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	4,792,599
12/15/2022	5.250%	4,000,000	4,279,377
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,896,164
Series 2017G
01/01/2035	5.000%	6,000,000	7,517,713
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	642,928
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	2,000,000	2,485,965
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,498,556
Total			47,133,620
New Mexico 0.3%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,464,137
New York 5.6%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,168,105

8	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	9,036,917
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	6,095,461
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,261,687
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020
11/01/2038	4.000%	1,000,000	1,221,509
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2039	4.000%	2,000,000	2,436,914
Subordinated Series 2020D
11/01/2039	4.000%	3,500,000	4,264,599
New York State Dormitory Authority
Refunding Revenue Bonds
Group 2
Series 2020A
03/15/2037	4.000%	5,000,000	6,093,342
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,758,833
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,320,841
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,564,566
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2038	4.000%	2,000,000	2,422,083
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	570,000	680,222
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2021-226
10/15/2039	5.000%	2,500,000	3,312,307
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2038	4.000%	2,000,000	2,409,320
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	662,643
Total			61,709,349
North Carolina 1.8%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,812,796
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,109,493
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	2,210,967
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,211,743
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,353,246
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,903,701
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,405,902
04/01/2036	4.000%	1,000,000	1,165,139
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,312,122
Total			20,485,109

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 0.2%
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2038	4.000%	1,875,000	2,259,435
Oklahoma 0.5%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,424,263
Oklahoma Development Finance Authority(a)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	3,000,000	3,032,418
Total			5,456,681
Oregon 0.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,092,986
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,179,545
Total			6,272,531
Pennsylvania 2.9%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,897,643
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2027	5.000%	310,000	358,721
01/01/2028	5.000%	495,000	572,796
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2027	5.000%	2,190,000	2,502,071
01/01/2028	5.000%	3,345,000	3,793,787
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,775,225
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,957,633
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,544,676
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,471,731
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,601,432
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2030	4.000%	1,275,000	1,509,446
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2021A
12/01/2038	4.000%	2,660,000	3,253,839
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	3,191,650
Total			32,430,650
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,556,389
South Carolina 3.4%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,168,809
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,703,894
11/01/2032	5.000%	5,000,000	5,689,639

10	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	8,669,645
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,643,435
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,141,098
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	662,990
South Carolina Jobs-Economic Development Authority(b)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	345,000	368,782
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,165,668
Series 2016A
12/01/2030	5.000%	4,000,000	4,802,179
Total			38,016,139
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,188,926
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	2,084,881
09/01/2030	5.000%	2,250,000	2,737,015
Total			6,010,822
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,142,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 13.6%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,806,716
Series 2020E
01/01/2039	4.000%	2,140,000	2,543,684
Series 2021B
01/01/2038	5.000%	800,000	1,050,395
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2031	5.000%	7,500,000	8,431,797
08/15/2032	5.000%	6,000,000	6,737,651
08/15/2034	5.000%	10,240,000	11,470,949
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,211,085
City of Austin Airport System(a)
Revenue Bonds
Series 2019B
11/15/2035	5.000%	2,650,000	3,415,226
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,132,606
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,116,857
Series 2015
09/01/2027	5.000%	1,215,000	1,369,986
09/01/2029	5.000%	1,500,000	1,680,213
City of Houston Airport System
Prerefunded 07/01/22 Revenue Bonds
Lien
Subordinated Series 2012B
07/01/2028	5.000%	7,000,000	7,311,625
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	3,164,714
City of Houston Airport System(a)
Revenue Bonds
Subordinated Series 2020A
07/01/2037	4.000%	3,000,000	3,586,723
07/01/2038	4.000%	3,250,000	3,876,636

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	12,291,313
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	13,357,419
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2034	4.000%	2,000,000	2,487,946
Series 2020B
11/01/2034	4.000%	2,500,000	3,109,932
Lower Colorado River Authority
Refunding Revenue Bonds
Forward Delivery
Series 2020
05/15/2035	5.000%	5,825,000	7,639,524
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2019
05/15/2038	5.000%	1,500,000	1,907,905
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	2,250,000	2,256,909
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,460,000
Series 2015A
07/01/2030	5.000%	7,800,000	6,747,000
New Hope Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	616,325
08/15/2037	5.000%	530,000	531,247
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,216,459
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	19,261,339
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,566,906
North Texas Tollway Authority(d)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	7,142,269
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,553,072
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2030	5.000%	500,000	667,139
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2039	4.000%	300,000	357,916
Senior Lien - North Tarrant Express
Series 2019
12/31/2034	5.000%	3,000,000	3,849,490
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	301,296
Total			151,228,269
Utah 0.8%
City of Salt Lake City Airport(a),(c)
Revenue Bonds
Series 2021A
07/01/2038	4.000%	5,000,000	6,037,726
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,235,613
07/01/2033	5.000%	1,000,000	1,232,786
Total			8,506,125
Vermont 1.1%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	11,985,572

12	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,008,751
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,513,232
Total			2,521,983
Washington 1.7%
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2020
07/01/2039	4.000%	2,500,000	3,055,746
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,145,496
12/01/2030	5.750%	2,820,000	3,121,418
Port of Seattle(a)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	5,000,000	6,264,015
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	632,416
07/01/2035	6.750%	1,090,000	1,213,756
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,501,478
Total			18,934,325
West Virginia 0.5%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	1,925,000	2,053,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia University(d)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	3,012,382
Total			5,065,935
Wisconsin 0.5%
Public Finance Authority(b)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,108,772
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,136,539
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,817,620
Total			5,062,931
Total Municipal Bonds (Cost $1,008,938,207)			1,104,144,228

Money Market Funds 0.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	71,554	71,547
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(f)	9,706,022	9,706,022
Total Money Market Funds (Cost $9,777,575)		9,777,569
Total Investments in Securities (Cost $1,018,715,782)		1,113,921,797
Other Assets & Liabilities, Net		(3,581,383)
Net Assets		$1,110,340,414

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $17,679,341, which represents 1.59% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2021, the total value of these securities amounted to $82,672, which represents 0.01% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

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